Report Of The Directors Strategic Report (Tables)	6 Months Ended
Jun. 30, 2019
Report Of The Directors Strategic Report [Abstract]
Analysis of adjusted results by global business

HSBC adjusted profit before tax and balance sheet data
		Half-year to 30 Jun 2019
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	11,919	7,816	7,706	924	130	28,495
– external		8,789	7,545	9,493	675	1,993	28,495
– inter-segment		3,130	271	(1,787)	249	(1,863)	—
of which: net interest income/(expense)		8,155	5,653	2,861	441	(1,870)	15,240
Change in expected credit losses and other credit impairment (charges)/recoveries		(540)	(494)	(95)	(19)	8	(1,140)
Net operating income		11,379	7,322	7,611	905	138	27,355
Total operating expenses		(6,981)	(3,297)	(4,787)	(709)	(389)	(16,163)
Operating profit/(loss)		4,398	4,025	2,824	196	(251)	11,192
Share of profit in associates and joint ventures		43	—	—	—	1,281	1,324
Adjusted profit before tax		4,441	4,025	2,824	196	1,030	12,516
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		35.5	32.1	22.6	1.6	8.2	100.0
Adjusted cost efficiency ratio		58.6	42.2	62.1	76.7	299.2	56.7
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		376,126	347,387	250,790	45,806	1,523	1,021,632
Interests in associates and joint ventures		456	—	—	—	23,436	23,892
Total external assets		498,045	377,142	1,120,235	50,757	705,094	2,751,273
Customer accounts		660,588	358,735	289,950	62,235	8,616	1,380,124
Adjusted risk-weighted assets		128,957	327,553	284,509	16,531	127,607	885,157

		Half-year to 30 Jun 2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	10,668	7,140	7,916	907	(250)	26,381
– external		8,741	7,001	9,181	782	676	26,381
– inter-segment		1,927	139	(1,265)	125	(926)	—
of which: net interest income/(expense)		7,389	4,985	2,385	436	(720)	14,475
Change in expected credit losses and other credit impairment (charges)/recoveries		(514)	(37)	103	4	87	(357)
Net operating income/(expense)		10,154	7,103	8,019	911	(163)	26,024
Total operating expenses		(6,583)	(3,128)	(4,588)	(724)	(592)	(15,615)
Operating profit/(loss)		3,571	3,975	3,431	187	(755)	10,409
Share of profit in associates and joint ventures		17	—	—	—	1,297	1,314
Adjusted profit before tax		3,588	3,975	3,431	187	542	11,723
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.6	33.9	29.3	1.6	4.6	100.0
Adjusted cost efficiency ratio		61.7	43.8	58.0	79.8	(236.8)	59.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		345,029	324,717	246,900	40,809	2,012	959,467
Interests in associates and joint ventures		393	—	—	—	21,744	22,137
Total external assets		467,809	359,329	1,036,945	47,311	659,756	2,571,150
Customer accounts		628,536	351,422	286,690	63,164	9,675	1,339,487
Adjusted risk-weighted assets		122,679	310,278	282,439	16,881	121,666	853,943
For footnotes, see page 50.

HSBC adjusted profit before tax and balance sheet data (continued)
		Half-year to 31 Dec 2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	10,834	7,420	7,230	854	(5)	26,333
– external		8,155	7,313	8,483	694	1,688	26,333
– inter-segment		2,679	107	(1,253)	160	(1,693)	—
of which: net interest income/(expense)		8,135	5,461	2,768	440	(1,472)	15,332
Change in expected credit losses and other credit impairment (charges)/recoveries		(634)	(684)	(70)	3	28	(1,357)
Net operating income		10,200	6,736	7,160	857	23	24,976
Total operating expenses		(6,772)	(3,191)	(4,653)	(702)	(1,232)	(16,550)
Operating profit/(loss)		3,428	3,545	2,507	155	(1,209)	8,426
Share of profit in associates and joint ventures		17	—	—	—	1,150	1,167
Adjusted profit/(loss) before tax		3,445	3,545	2,507	155	(59)	9,593
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		35.9	37.0	26.1	1.6	(0.6)	100.0
Adjusted cost efficiency ratio		62.5	43.0	64.4	82.2	(24,640.0)	62.8
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		362,262	333,854	245,261	39,265	2,459	983,101
Interests in associates and joint ventures		399	—	—	—	22,043	22,442
Total external assets		477,618	361,369	1,011,691	45,140	663,540	2,559,358
Customer accounts		641,833	358,201	290,964	64,660	8,679	1,364,337
Adjusted risk-weighted assets		126,929	321,717	281,338	16,811	118,826	865,621

For footnotes, see page 50.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		Half-year to
		30 Jun 2019			30 Jun 2018				31 Dec 2018
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	12	28,495	877	29,372	26,381	1,160	(254)	27,287	26,333	75	85	26,493
ECL		(1,140)	—	(1,140)	(357)	(50)	—	(407)	(1,357)	(3)	—	(1,360)
Operating expenses		(16,163)	(986)	(17,149)	(15,615)	(770)	(1,164)	(17,549)	(16,550)	(72)	(488)	(17,110)
Share of profit in associates and joint ventures		1,324	—	1,324	1,314	67	—	1,381	1,167	(12)	—	1,155
Profit before tax		12,516	(109)	12,407	11,723	407	(1,418)	10,712	9,593	(12)	(403)	9,178
For footnotes, see page 50.

Adjusted balance sheet reconciliation
	At
	30 Jun 2019	31 Dec 2018
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,021,632	983,101	(1,405)	981,696
Interests in associates and joint ventures	23,892	22,442	(35)	22,407
Total external assets	2,751,273	2,559,358	(1,234)	2,558,124
Customer accounts	1,380,124	1,364,337	(1,694)	1,362,643

Adjusted profit reconciliation
		Half-year to
		30 Jun	30 Jun	31 Dec
		2019	2018	2018
	Footnotes	$m	$m	$m
Adjusted profit before tax		12,516	11,723	9,593
Significant items		(109)	(1,418)	(403)
– customer redress programmes		(610)	(54)	(39)
– disposals, acquisitions and investment in new businesses		827	(145)	(20)
– fair value movements on financial instruments	27	50	(152)	52
– costs of structural reform	28	(91)	(211)	(150)
– restructuring and other related costs		(287)	(24)	(42)
– past service costs of guaranteed minimum pension benefits equalisation		—	—	(228)
– settlements and provisions in connection with legal and regulatory matters		2	(841)	25
– currency translation on significant items			9	(1)
Currency translation			407	(12)
Reported profit before tax		12,407	10,712	9,178

For footnotes, see page 50.